PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2014
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment

	2014	2013
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,153	2,142
Furniture, fixtures, and equipment	1,088	998

	3,487	3,386
Less accumulated depreciation	2,872	2,772

Total	$615	$614